Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2025 Portfolio
March 31, 2022
VIPF2025-NPRT1-0522
1.830299.116
Domestic Equity Funds - 28.2%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	367,571	17,871,283
VIP Equity-Income Portfolio Initial Class (a)	729,338	18,846,081
VIP Growth & Income Portfolio Initial Class (a)	815,751	21,446,102
VIP Growth Portfolio Initial Class (a)	202,278	18,385,007
VIP Mid Cap Portfolio Initial Class (a)	138,476	5,226,101
VIP Value Portfolio Initial Class (a)	752,709	13,849,837
VIP Value Strategies Portfolio Initial Class (a)	413,388	6,767,168
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,205,084)		102,391,579

International Equity Funds - 28.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	3,594,662	39,541,287
VIP Overseas Portfolio Initial Class (a)	2,553,877	64,664,158
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $90,992,915)		104,205,445

Bond Funds - 41.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,148,517	34,066,959
Fidelity International Bond Index Fund (a)	980,515	9,334,503
Fidelity Long-Term Treasury Bond Index Fund (a)	1,009,811	13,309,315
VIP High Income Portfolio Initial Class (a)	1,195,831	6,038,948
VIP Investment Grade Bond Portfolio Initial Class (a)	7,460,249	89,448,390
TOTAL BOND FUNDS (Cost $160,281,636)		152,198,115

Short-Term Funds - 1.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 0.08% (a)(b) (Cost $4,209,132)	4,209,132	4,209,132

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $320,688,767)	363,004,271
NET OTHER ASSETS (LIABILITIES) - 0.0%	(37,037)
NET ASSETS - 100.0%	362,967,234

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	32,945,426	6,841,176	4,737,797	-	(117,465)	(864,381)	34,066,959
Fidelity International Bond Index Fund	7,091,139	3,308,130	685,993	-	(13,387)	(365,386)	9,334,503
Fidelity Long-Term Treasury Bond Index Fund	13,374,126	3,456,584	2,077,839	66,527	(155,338)	(1,288,218)	13,309,315
VIP Contrafund Portfolio Initial Class	19,678,366	2,897,243	2,608,393	170,265	(232,843)	(1,863,090)	17,871,283
VIP Emerging Markets Portfolio Initial Class	43,133,138	6,803,278	5,224,234	-	(392,818)	(4,778,077)	39,541,287
VIP Equity-Income Portfolio Initial Class	20,815,467	1,943,606	3,646,807	24,373	(45,447)	(220,738)	18,846,081
VIP Government Money Market Portfolio Initial Class 0.08%	7,981,124	2,755,692	6,527,684	277	-	-	4,209,132
VIP Growth & Income Portfolio Initial Class	23,695,903	2,300,817	4,625,897	42,080	371,906	(296,627)	21,446,102
VIP Growth Portfolio Initial Class	20,125,466	3,647,765	3,147,599	872,867	(304,118)	(1,936,507)	18,385,007
VIP High Income Portfolio Initial Class	7,783,442	580,344	2,028,161	2,762	(113,536)	(183,141)	6,038,948
VIP Investment Grade Bond Portfolio Initial Class	96,640,695	15,504,815	13,390,484	4,166,822	(542,422)	(8,764,214)	89,448,390
VIP Mid Cap Portfolio Initial Class	5,773,032	804,872	867,374	122,246	(63,697)	(420,732)	5,226,101
VIP Overseas Portfolio Initial Class	67,973,251	12,334,840	6,360,990	485,903	(512,027)	(8,770,916)	64,664,158
VIP Value Portfolio Initial Class	15,261,149	1,547,178	3,018,470	183,432	(32,301)	92,281	13,849,837
VIP Value Strategies Portfolio Initial Class	7,476,361	621,402	1,295,584	58,677	(18,067)	(16,944)	6,767,168
	389,748,085	65,347,742	60,243,306	6,196,231	(2,171,560)	(29,676,690)	363,004,271

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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